Income Taxes REIT Taxable Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net income (loss) attributable to stockholders	$ (11,351)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ 3,689	$ 2,464	$ 560	$ 2,219	$ (12,951)	$ (87)	$ (38,391)	$ 8,932	$ 13,360
Net loss (income) from subsidiaries												31,395	(17,785)	(23,725)
Net loss attributable to REIT operations												(6,996)	(8,853)	(10,365)
Book/tax differences												45,677	42,556	45,280
REIT taxable income subject to 90% dividend requirement												$ 38,681	$ 33,703	$ 34,915